SUBSEQUENT EVENTS (Details Narrative) - shares	Apr. 06, 2026	Mar. 18, 2026	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding				18,750,000	15,625,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares, Issued		5,625,000
Common Stock, Shares, Outstanding	2,437,503		24,375,000